Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ 3,772,908	$ (6,968,551)	$ (8,894,853)
Canadian statutory income tax rate	26.50%	27.00%	27.00%
Income tax (recovery) at statutory income tax rate	$ 999,821	$ (1,881,509)	$ (2,401,610)
Effect of non-deductible expenses and other items:
Stock-based compensation and other expenses	11,609	99,919	156,966
Change in statutory tax rates	918,821	0	962,486
Foreign exchange adjustment	82,433	(131,555)	110,121
Foreign tax credit benefit	0	0	0
Non-taxable portion of capital gain	0	0	(50,525)
Other	43,592	(221,978)	91,668
Effective income tax rate reconciliation, nondeductible expense	2,056,276	(2,135,123)	(1,130,894)
Change in valuation allowance	(2,056,276)	2,135,123	1,130,894
Income tax expense (recovery) deferred	0	0	0
Income taxes in foreign jurisdictions	0	0	75,545
Income tax expense (recovery)	$ 0	$ 0	$ 75,545